HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance, beginning of period	$ 112,004
Balance, end of period	105,543	$ 112,004
Assets held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	10,510	588
Reclassification to assets held for sale, net	4,606	12,561
Disposals	(6,796)	(2,610)
Fair value adjustments	173	0
Foreign currency translation	(559)	(57)
Other	0	28
Balance, end of period	$ 7,934	$ 10,510